Derivative Instruments	12 Months Ended
Dec. 31, 2013
Derivative Instruments [Abstract]
Derivative Instruments
NOTE 11:-	DERIVATIVE INSTRUMENTS

As of December 31, 2013, the Company had outstanding forward exchange contracts designated as cash flow hedge for the acquisition of NIS 125,898 and NOK 49,065 in consideration for $ 43,790 maturing in a period of up to one year. As of December 31, 2012 and 2013, the company recorded accumulated unrealized gain (loss) in other comprehensive income, net of taxes, in the amount of $ 208 and $ 314, respectively, from its forward contracts with respect to anticipated payroll payment expected in 2013.

Fair value hedging program - The Company enters into forward exchange contracts to hedge a portion of its certain monetary items in the balance sheet, such as trade receivables and trade payables denominated in foreign currencies for a period of up to one month. The purpose of the Company's foreign currency hedging activities is to protect the fair value of the monetary assets from foreign exchange rates fluctuations.

	Gain recognized in other
	comprehensive		Gain (loss) recognized
	Income, net		in statements of income, net
	December 31,	Statement of	Year ended December 31,
	2013	income item	2011	2012	2013

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	$314	Operating expenses	$(267)	$72	$1,189

Derivatives not designated as hedging instruments:

Foreign exchange forward contracts		Financial expenses	(287)	1,424	(2,150)

Total	$314		$(554)	$1,496	$(961)